GECAS Transaction (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Business Acquisition [Line Items]
Transaction and integration-related expenses	$ 9,245	$ 69,197	$ 26,633	$ 94,675
GE Capital Aviation Services Due 2023
Business Acquisition [Line Items]
Transaction and integration-related expenses	9,245	69,197	26,633	94,675
GE Capital Aviation Services Due 2023 | Professional Fees And Other Expenses
Business Acquisition [Line Items]
Transaction and integration-related expenses	5,406	9,191	15,594	20,074
GE Capital Aviation Services Due 2023 | Severance And Other Compensation Expenses
Business Acquisition [Line Items]
Transaction and integration-related expenses	3,839	0	11,039	0
GE Capital Aviation Services Due 2023 | Banking Fees
Business Acquisition [Line Items]
Transaction and integration-related expenses	$ 0	$ 60,006	$ 0	$ 74,601